Securities Act Registration No. 333-________
Investment Company Act Registration No. 811-_______

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.___	☐

Post-Effective Amendment No.__	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No.___	☐

(Check appropriate box or boxes.)

Global Managers Trust

(Exact Name of Registrant as Specified in Charter)

4041 N. High Street, Suite 402
Columbus, OH 43214
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 255-5550

David Bunstine
4041 N. High Street, Suite 402
Columbus, OH 43214

With copy to:
Michael V. Wible
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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PROSPECTUS

 GMT INTERNATIONAL EQUITY FUND

Class A Shares (Ticker:                )

Class C Shares (Ticker:               )

Class I Shares (Ticker:               )

PROSPECTUS DATED [   ] __, 2015

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GMT INTERNATIONAL EQUITY FUND

a series of Global Managers Trust

FINANCIAL HIGHLIGHTS	23

FUND SUMMARY

GMT International Equity Fund

(“International Equity Fund” or the “Fund”)

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	[ ]%	[ ]%	[ ]%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%	[ ]%	[ ]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses(1)	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses (2)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Fee Waivers and/or Reimbursement (3)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%	[ ]%	[ ]%

1 Other expenses are estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are estimated for the current fiscal year.

3 [Adviser] (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed [    ]%, [    ]%, and [    ]% of the average daily net assets of the Class A, Class C and Class I shares, respectively, until [         ], 2016. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund’s Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and

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that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$[ ]	$[ ]
Class C	$[ ]	$[ ]
Class I	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in equity securities or equity-linked instruments. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Fund may invest in equity-linked securities, which are synthetic instruments that attempt to replicate ownership of an underlying equity security in markets where non-resident shareholders are unable to own shares directly. The Fund normally will invest in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund’s assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging and frontier markets. The Fund intends to diversify its investments among countries and normally seeks to have represented in the portfolio companies with business activities of a number of different countries.

The Fund seeks to provide investors with access to high-quality international companies. The Adviser selects companies that, in its opinion, are well-managed businesses with consistent operating histories and favorable long-term economic prospects.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund is not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in foreign securities are magnified in frontier countries.

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Equity Securities Risk. Events negatively affecting issuers, industries or financial markets in which the Fund invests impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. Events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments may cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Large Cap Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Preferred Stock Risk. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Equity-Linked Instruments Risk. In addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also are subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Market Volatility Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

REIT Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also

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subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Performance

Because the Fund has not commenced operations, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the [INDEX] (net). Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling [FUND PHONE NUMBER] (toll free).

Portfolio Management

Investment Adviser

The Fund’s adviser is [Adviser] (“[Adviser Short Name]”).

Portfolio Manager(s)

Name	Title	Served on the Fund Since
[ ]	[ ]	[ ]

[ ]	[ ]	[ ]

Buying and Selling Fund Shares

Purchase Minimum

Minimum Initial Investment:	$[ ]
Minimum Additional Investment:	$[ ]

To Buy or Sell Shares:

GMT International Equity Fund

c/o [TRANSFER AGENT]

[TA Street Address]

[TA City, State Zip]

Telephone: [FUND PHONE NUMBER] (toll free)

You can buy or sell shares of the Fund on any business day which the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND DETAILS

Non-Fundamental Investment Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in equity securities or equity-linked instruments The Fund normally will invest in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund’s assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging and frontier markets. The Fund intends to diversify its investments among a number of different countries; however, the Fund is not required to allocate its investments in any set percentages in any particular country.

The Adviser pursues the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of located throughout the world without regard to capitalization. Consistent with the Fund’s investment objective, the Fund will invest in one or more of the following types of equity securities: common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored ADRs, EDRs and GDRs; and REITs. The Fund may invest in equity-linked securities. The Fund’s investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

The Fund seeks to provide investors with access to high-quality international companies. Generally, the Adviser uses a bottom-up stock and business analysis approach when assessing potential investments for the Fund. The Adviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Adviser seeks to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.

Temporary Defensive Strategy: If the Adviser does not believe that market conditions are favorable to the Fund’s principal investment strategies, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation occurs, the Fund may not achieve its investment objective.

In addition to the investments and strategies described in this prospectus, the Fund may also invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). There is no guarantee that the Fund will achieve its investment objective.

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Investment Risks

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

Emerging Market Investing Risk.

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, the Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities. These risks are amplified in frontier markets.

Foreign Investing Risk.

Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Equity Securities Risk.

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Fund goes down, the value of the Fund’s shares will be affected.

Currency Risk.

A significant portion of the Fund’s assets may be denominated in foreign (non- U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. The Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent the Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of the Fund’s assets and income could be adversely affected by currency exchange rate movements.

6

Geographic Concentration Risk.

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the Fund’s shares to decrease, perhaps significantly.

Depositary Receipts Risk.

The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs, which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Large Cap Company Risk.

The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Small and Mid-Cap Company Risk.

Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Preferred Stock Risk.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, negative features when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities Risk.

Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. Convertible securities are securities that may be converted either at a stated price or at a stated rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. If a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the

7

conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Equity-Linked Instruments Risk.

Equity-linked instruments are synthetic instruments that attempt to replicate ownership of an underlying equity security in foreign stock markets where non-resident shareholders are unable to own shares directly. In addition to the market and other risks of the referenced equity security, equity-linked instruments involve counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, a fund will invest in equity-linked instruments in order to obtain exposure to certain countries in which it does not have local accounts.

Market Volatility Risk.

Overall stock market risks may also affect the value of the Fund. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Limited History of Operations.

The Fund is a new mutual fund with a limited history of operations for investors to evaluate.

REIT Risk.

The Fund’s investments in real estate investment trusts (“REITs”) involve unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are subject to risks affecting such industries and regions. REITs (especially mortgage REITs) also are subject to interest rate risk. Any investments in REITs by the Fund will result in Fund shareholders bearing expenses of the REITs in addition to expenses of the Fund.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser

[Adviser] is located at [Adviser Address]. [Adviser] is [description of Adviser business]. [Adviser] has provided investment advisory services to mutual fund clients since [    ]. As of [           , 2014], [Adviser] had approximately $[    ] billion in assets under management.

Under the Fund’s investment advisory agreement, the Adviser receives an annual advisory fee as follows:

Fund	Contractual Rate (as % of average daily net assets)
GMT International Equity Fund	[ ]%

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Disclosure regarding the basis for the Board of Trustees’ re-approval of the investment advisory agreement between the Adviser and the Fund is available in the Fund’ annual report to shareholders for the most recent fiscal period ended September 30.

Portfolio Management

[Portfolio Manager 1]. [Provide PM 1 background]

[Portfolio Manager 2]. [Provide PM 2 background]

The SAI provides additional information about the portfolio manager’s compensation structure, other managed accounts and ownership of securities in the Fund.

Administrator, Distributor, Transfer Agent, Fund Accountant and Custodian

Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214 provides compliance services, financial controls services and business management and governance services for the Fund. BHIL Distributors, Inc. (“Distributor”), an affiliate of Beacon Hill Fund Services, Inc., distributes shares of the Fund.

[TRANSFER AGENT] (“Transfer Agent”), [TA ADDRESS], [TA City, State Zip], serves as Transfer Agent.

SEI Investments Global Fund Services (the “Fund Accountant”), One Freedom Valley Drive, Oaks, PA 19456, serves as Fund Accounting and Financial Administrator.

BNP Paribas, acting through its New York Branch, duly organized under the laws of France, and licensed by the New York State Department of Financial Services (the “Custodian”), serves as the custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board of Trustees. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts, except to the extent that securities may be held in the name of the Custodian, subcustodian or foreign custodians in a securities depository, clearing agency or omnibus customer account. The Custodian’s principal business address is 51 West 52nd Street, New York, NY 10019.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of the Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”), on each day that the NYSE is open for business, except for the following days on which the share price of the Fund is not calculated: Saturdays and Sundays; US national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Fund before 4:00 p.m. ET will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

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A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call [FUND PHONE NUMBER] (toll free) for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Fund’s “Customer Identification Program” as described below.

Valuing the Fund’s Assets

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. The Fund generally uses pricing services to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an approved independent pricing service.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value the Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Fair Value Committee may need to price the security using the Fund’s fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which the Fund buys securities may be open on days the U.S. markets are closed, causing the Fund’s NAV to change even though the Fund is closed. While fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

You may purchase shares directly from the Fund or through your broker or financial intermediary on any business day which the Fund is open, subject to certain restrictions described below. Purchase requests received in good order by the Fund or a financial intermediary before 4:00 p.m. ET (or before the NYSE closes, if it closes early) will be effective at that day’s share price. Purchase requests received by the Fund in good order or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in

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this prospectus. The Fund may accept initial investment smaller than the minimum initial investment amount from eligible retirement account investors, in connection with the Fund’s participation in third-party distribution platforms, and in certain other instances at its discretion.

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

Share Classes

The Fund offers these three classes of shares. Class A and Class C shares are available to the general public. Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Refer to the information below so that you can choose the class that best suits your investment needs.

Class A shares are offered at their public offering price, which is the NAV plus any applicable sales charge. The sales charge varies, depending on how much you invest.  No sales charges is assessed on reinvested distributions.   In addition, Class A shares pay a distribution fee equal to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The minimum initial investment in Class A shares is [$                  ] for all accounts. The minimum for subsequent investments in Class A shares is [$           ] for all accounts.

Class C shares are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is invested in shares of the Fund. However, Class C shares are subject to a contingent deferred sales charge (CDSC) of 1.00% of the redemption amount if redeemed within one year of the purchase date. In addition, Class C shares pay a distribution fee equal to 1.00% of the Fund’s average daily net assets attributable to Class C shares. Over time, distribution fees will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class C shares is [$                 ] for all accounts. The minimum for subsequent investments in Class C shares is [$         ] for all account.

Class I shares are offered at their NAV without an initial sales charge.   In addition, Class I shares are not assessed a distribution fee. The minimum initial investment in Class I shares is [$                   ] for all accounts. The minimum for subsequent investments in Class I shares d is [$          ] for all accounts.

Sales Charges

Shares of the Fund are purchased at the public offering price (its NAV plus any applicable sales charge). The Fund’s Distributor compensates financial intermediaries, including processing organizations, who sell shares of the Fund. Compensation comes from sales charges, distribution fees and payments by Adviser, Distributor or their affiliates from their own resources.

Class A Shares

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment.

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Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
[Under $25,000]	[5.75%]	[6.10%]	[5.00%]
[$25,000 to $49,999]	[5.00%]	[5.26%]	[4.25%]
[$50,000 to $99,999]	[4.75%]	[4.99%]	[4.00%]
[$100,000 to $249,999]	[3.75%]	[3.83%]	[3.25%]
[$250,000 to $499,999]	[2.50%]	[2.56%]	[2.00%]
[$500,000 to $999,999]	[2.00%]	[2.04%]	[1.75%]
[$1,000,000 and above]	[0.00%]	[0.00%]	See below

(1)          Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A financial intermediary may receive commissions on purchases of Class A shares in excess of $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1 million or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, such purchases may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s Distributor, in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);
•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
•	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of [$25,000], during a 13-month period. The 13-month period commences on the day that the LOI is received by the Fund, and you must tell the Fund that later purchases are subject to the LOI. Purchases submitted prior to

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the date the LOI is received by the Fund is not counted toward the sales charge reduction. The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•	Current and retired trustees, directors and officers of the Global Managers Trust (“Trust”), or the Adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).
•	Employees of the Adviser and their families, or any full-time employee or registered representative of the Distributor or of financial intermediaries and their affiliates having dealer agreements with the Distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a financial intermediary to clear purchases of the fund’s shares and their immediate families.
•	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or the Trust.
•	Clients of financial intermediaries that have entered into an agreement with the Distributor or the Trust providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
•	Clients of financial intermediaries that have entered into an agreement with the Distributor or the Trust.to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

Class C Shares

Class C shares are offered at NAV without any up-front sales charge. However, Class C shares are subject to a contingent CDSC (based on the lower of the initial investment amount and the current NAV) of 1.00% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares more than one year after the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one

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month on the 18th day of the next month and each following month. In determining the applicable CDSC, Class C shares not subject to a CDSC are redeemed first.

The CDSC will be waived in the following circumstances:

•	On the redemption of shares following the death of the shareholder
•	On certain redemptions in connection with IRAs and other qualified retirement plans, provided a commission was not paid at the time of the initial sale.

The Distributor pays a commission of 1.00% of the original purchase price to financial intermediaries who sell Class C shares.

Class I Shares

Class I shares of the Fund is sold at NAV without an initial sales charge, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is invested in shares of the Fund.

Distribution Fees.

The Fund has adopted a Distribution Plan (“12b-1 Plan”), pursuant to which the Fund pays the Distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund’s average daily net assets attributable to Class A shares and 1.00% of the Fund’s average daily net assets attributable to Class C shares. Class I shares do not have a 12b-1 Plan. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. Additional information about the 12b-1 Plan can be found under Distribution of Shares in this prospectus.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the Fees and Expenses section in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Fund through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the

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Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on the Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

The Fund considers a purchase or sale order as received when a financial intermediary receives the order in good order before 4:00 p.m. ET. These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your financial intermediary and the Fund. Certain intermediaries may receive compensation from the Fund, the Adviser or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Fund. You can obtain a copy of the New Account Application by calling the Fund at [FUND PHONE NUMBER] on days the Fund is open for business. You may invest in the following ways:

By Wire

To open an account by wire, call 1-[             ] for details.

To add to an existing account, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS

[XXXXX]

ABA# [        ]

GMT International Equity Fund

DDA Acct. # [                     ]

Ref: Fund name/account number/account name/share class

A wire will be considered made when the money is received and the purchase is accepted by the Fund. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Fund or the Transfer Agent. Wires must be received prior to 4:00pm ET to receive the current day’s NAV.

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

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[By Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Funds. To cancel or change a plan, write to the Funds at:

GMT International Equity Fund

c/o [TRANSFER AGENT]

P.O. Box [       ]

Kansas City, MO 64121-[        ]

Overnight Address:

GMT International Equity Fund

c/o [TRANSFER AGENT]

[TA Street Address]

[TA City, State Zip].

Please allow up to 15 days to create the plan and 3 days to cancel or change it. You may elect to make subsequent investments by transfers of a minimum of $[            ] on specified days of each month into your established Fund account.  Please contact the Fund at [FUND PHONE NUMBER] for more information about the Fund’s Automatic Investment Plan.]

[Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.]

Other Purchase Information

The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already the Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You may also be prohibited or restricted from making future purchases in the Fund.

How to Redeem Shares

You may redeem all or part of your investment in the Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET) will be effective that day. Redemption requests received by the Fund or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell, reduced by any applicable sales charge. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of the Fund as described in “Additional Information About Redemptions”. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request

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is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Fund and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

GMT International Equity Fund

c/o [TRANSFER AGENT]

P.O. Box [       ]

Kansas City, MO 64121-[        ]

Overnight Address:

GMT International Equity Fund

c/o [TRANSFER AGENT]

[TA Street Address]

[TA City, State Zip]

•         Send a letter to the Funds signed by all registered parties on the account. The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The share class;

3.	The account name(s);

4.	The Fund account number; and

3.	The address to which redemption (sale) proceeds should be sent.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

All registered share owner(s) must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a

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redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-[              ] for more information.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at [FUND PHONE NUMBER] (toll free) for instructions.

•	The minimum amount that may be redeemed by this method is $[250].

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application.

•	Call [FUND PHONE NUMBER] (toll free) to use the telephone privilege. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank by either Fed wire or ACH.

Neither the Fund, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Fund, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Fund may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

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An original Medallion Signature Guarantee is required if:

•	the redemption is requested in writing and the amount redeemed is greater than $[100,000];

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call [FUND PHONE NUMBER] (toll free) for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Fund will pay redemption proceeds within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally are paid within four (4) business days. However, the Fund may hold proceeds for shares purchased by ACH until the purchase amount has been collected, which may be as long as five (5) business days. To eliminate this delay, you may purchase shares of the Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Market Timing Policy

The Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of the Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because the Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which the Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of the Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when that Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require the Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause the Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Fund periodically examines transactions that exceed monetary thresholds or numerical limits within certain time periods. If the Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for

19

any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Fund may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Fund believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Fund through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Fund with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Fund. The Fund will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Fund; (2) furnish the Fund, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund’s market-timing policy with respect to customers identified by the Fund as having engaged in market timing.

The Fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Fund may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries may also exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Distribution of Shares

Distributor. BHIL Distributors, Inc., 4041 N. High Street, Columbus, OH 43214, provides distribution services to the Fund pursuant to a distribution agreement with the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund is offered on a continuous basis.

Distribution Plan. The Distributor and other entities are paid under the 12b-1 Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the 12b-1 Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

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Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments may also be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive income dividends and capital gain distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in the Fund at the NAV determined as of the date of cancellation.

TAXES

Distributions

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

Distributions from the Fund (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by the Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of the Fund’s distributions could vary in any given year.

The Fund will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Income dividends and capital gains distributions may also be subject to state and local taxes.

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For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net realized capital gains (that is, the excess of the net realized gains from the sale of investments that the Fund owned for more than one year over the net realized losses from investments that the Fund owned for one year or less) that are properly designated by the Fund as capital gains will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and exchanges and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Backup Withholding

By law, you may be subject to backup withholding (currently at a rate of 28%) on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a US person (including a US resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of your distributions or proceeds. You should be aware that the Fund may be fined by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in the Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax may be imposed on distributions you receive from the Fund and gains from selling, redeeming or exchanging your shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at [FUND PHONE NUMBER] (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or

22

other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS

Financial information about the Fund is not provided because, as of the date of this prospectus, the Fund had commenced operations.

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GMT International Equity Fund

Privacy Notice

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Investment Adviser

[Adviser]

[ADVISER ADDRESS]

Custodian

BNP Paribas

51 West 52nd Street

New York, NY 10019

Transfer Agent

[TRANSFER AGENT]

[TA Street Address]

[TA City, State Zip]

Independent Registered Public Accounting Firm

[BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103]

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, Ohio 43214

For Additional Information, call

[FUND PHONE NUMBER] (toll free)

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual report to shareholders. The Fund’s annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s investment return during its last fiscal year.

Call the Fund at [FUND PHONE NUMBER] (toll free) between the hours of 8:30 a.m. and 7:00 p.m. Eastern Time on days the Fund is open for business to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. The Fund does not have an Internet website. Or, write to the Fund at:

GMT International Equity Fund

c/o [TRANSFER AGENT]

[TA Address]

[TA City, State and Zip]

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

Investment Company Act #811-[          ]

GMT International Equity Fund

A series of Global Managers Trust

CLASS A SHARES

CLASS C SHARES

CLASS I SHARES

Statement Of Additional Information

[    ]___, 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectuses for the GMT International Equity Fund (the “Fund”) dated [     ]___, 2015. A copy of the prospectus can be obtained at no charge by writing to the transfer agent, [TRANSFER AGENT], [TA ADDRESS], or by calling [FUND PHONE NUMBER] (toll free). The Fund’s prospectus (“Prospectus”) is incorporated by reference into this SAI.

Appendix A

Proxy Voting Policies and Procedures

DESCRIPTION OF THE TRUST AND THE FUND

Global Managers Trust (the “Trust”) is an open-end management investment company established as a business trust under the laws of Ohio by an Agreement and Declaration of Trust dated [            ], 2014 (the “Trust Agreement”). The Trust commenced operations on [            ], 2014. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the GMT International Equity Fund (the “Fund”), a series of the Trust. The investment adviser to the Fund is [ADVISER] (the “Adviser”).

The Fund is a diversified fund.

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund is subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks of the Fund is discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Fund may make, some of the techniques the Fund may use and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.

Equity Securities

Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value (“NAV”) of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

Foreign and Emerging Markets Investments

Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

The Fund may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). The Adviser defines emerging market countries as those countries or regions with relatively low gross national product per capita compared to the world’s major economies, including any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); or (iii) listed in World Bank publications as developing.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets.

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Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Fund.

The Fund may, as part of its principal investment strategy, invest in frontier market countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Foreign Currency and Foreign Currency Forward Contracts, Futures, and Options

When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund will incur expenses in converting assets from one currency to another.

Forward Contracts. The Fund may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date (“forward contracts”) for hedging purposes, either to “lock-in” the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. The Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (“cross hedging”). Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Fund may invest. This may limit the Fund’s ability to effectively hedge its investments in those emerging markets.

Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

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Foreign Currency Options. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, or to protect against potential declines in its portfolio securities that are denominated in foreign currencies.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies written or purchased by the Fund may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

Foreign Currency Warrants. The Fund may invest in foreign currency warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal Exchange Rate Linked Securities. The Fund may invest in principal exchange rate linked securities. Principal exchange rate linked securities (or “PERLS”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed

5

some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. The Fund may invest in performance indexed paper. Performance indexed paper (or “PIP”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency, as of or about a specified time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Additional Risk Factors. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. In addition, the Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Fund may hold foreign currency in anticipation of purchasing foreign securities.

The Fund may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Adviser, it is in the best interest of the Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rates, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

Eurodollar Instruments

The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Geographic Concentration

The possibility that the Fund may concentrate its investments a single country or region may make the Fund susceptible to economic, political, regulatory or other events or conditions affecting companies within such country or region. As a result, the Fund may be more volatile than a more geographically diversified strategy.

Options

The Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Fund may write put and call options on securities only if they are “covered,” and such options must remain

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“covered” as long as the Fund is obligated as a writer. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if the Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

There are numerous risks associated with transactions in options. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date. The premium received for an option written by the Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. The Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily.

A decision as to whether, when and how to write call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

Because the exercise of index options is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by the Fund is exercised or closed out, the Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or the Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by the Fund and may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the Fund’s after-tax returns.

Equity-Linked Derivatives

The Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include Standard & Poor’s Depositary Receipts (SPDRs), World Equity Benchmark Series (WEBs), NASDAQ 100 tracking shares (QQQs), Dow Jones Industrial Average Instruments (DIAMONDS) and Optimized Portfolios as Listed Securities (OPALS). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies.

Other Derivatives

The Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may

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obtain no recovery in such circumstances.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Certain investment strategies of the Fund described above may be deemed to involve the issuance or sale of a senior security by the Fund which require the Fund to enter into offsetting transactions or to segregate assets in amounts that would cover the fund’s potential liabilities consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Other Investment Companies

The Fund may invest in securities issued by other investment companies, including shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

ETFs are typically not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, the Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.   Also, there may be a limited secondary market for shares of closed-end funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Some of the countries in which the Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in

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addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Restricted and Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such securities may offer higher yields than comparable publicly traded securities and they may also incur higher risks.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

The Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.

Although the securities described in this section generally will be considered illiquid, a security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security and therefore these securities may be determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees. Subject to the oversight of the Trust’s Board of Trustees, the Adviser determines and monitors the liquidity of portfolio securities.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations. The Fund may only invest in commercial paper rated at least “Prime-2” or better by Moody’s or rated “A-2” or better by S&P or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also

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gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issue. Preferred stocks lack voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. The Fund do not invest in warrants but may receive them pursuant to a corporate event involving one of its portfolio holdings. In addition, the percentage increase or decrease in the market price of a warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt

The Fund may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. Emerging market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Fund may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Fund hold non-performing sovereign debt, the Fund may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing

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their rights thereunder.

Real Estate Investment Trusts (REITs)

The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund, though not invested directly in real estate, still are subject to the risks associated with investing in real estate, which include:

• possible declines in the value of real estate

• risks related to general and local economic conditions

• possible lack of availability of mortgage funds

• overbuilding

• changes in interest rates

• environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

• dependency upon management skills

• limited diversification

• the risks of financing projects

• heavy cash flow dependency

• default by borrowers

• self-liquidation

• possibility of failing to maintain exemptions from the Investment Company Act of 1940

• in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

Stapled Securities

Interests in REITS may be structured as stapled securities. A stapled security consists of two or more securities that are combined to form one security such that the individual securities cannot be traded separately. For example, an interest in a portfolio of real estate properties (a REIT) may be combined with an interest in the operating company that manages the portfolio of those properties.  Investors in stapled securities are subject to the risks inherent with each security that makes up the stapled security.

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued,” delayed delivery or forward commitment basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The Fund will segregate the liquid securities or cash in an amount at least equal to these commitments. Typically, income may not accrue on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

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When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

The Fund may each engage in short sales. When the Fund’s Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that the Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale – the Fund’s possible losses may exceed the total amount of deposits.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

Short-Term Funding Agreements and Guaranteed Investment Contracts

To enhance yield, the Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis

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guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Repurchase Agreements

To maintain liquidity, the Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. Repurchase agreements may be viewed as a type of secured lending. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase. However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.

Credit Linked Notes

There are particular risks associated with investments in credit linked notes. Firstly, a credit linked note is a debt instrument which assumes both credit risk of the relevant reference entity (or entities) and the issuer of the credit linked note. There is also a risk associated with the coupon payment: if a reference entity in a basket of credit linked notes suffers a credit event, the coupon will be re-set and is paid on the reduced nominal amount. Both the residual capital and coupon are exposed to further credit events. In extreme cases, the entire capital may be lost. There is also the risk that a note issuer may default.

Equity Linked Notes

The return component of an equity linked note is based on the performance of a single security, a basket of securities or an equity index. Investment in these instruments may cause a capital loss if the value of the underlying security decreases. In extreme cases the entire capital may be lost. These risks are also found in investing in equity investments directly. The return payable for the note is determined at a specified time on a valuation date, irrespective of the fluctuations in the underlying stock price. There is no guarantee that a return or yield on an investment will be made. There is also the risk that a note issuer may default. The Fund may use equity linked notes to gain access to certain markets, for example emerging and less developed markets, where direct investment is not possible. This approach may result in the following additional risks being incurred – lack of a secondary market in such instruments, illiquidity of the underlying securities, and difficulty selling these instruments at times when the underlying markets are closed.

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Securities Lending

Subject to certain investment restrictions, the Fund may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. The Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that the Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

No Fund will lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Fund, has filed or will file with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund’s operation.  Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money.  The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.

2. Senior Securities.  The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing

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in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will invest no more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

3. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities deemed to be illiquid.

SHARES OF THE FUND

The Fund offers three classes of shares. Class C Shares and Class I Shares are offered at NAV without any up-front sales charge. Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge.

How to Purchase Shares

You may purchase shares directly from the Fund or through your broker or financial intermediary on any business day the Fund is open, subject to certain restrictions described below. Purchase requests received in good order by the Fund or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes early) will be effective at that day’s share price. Purchase requests received in good order by the Fund or an authorized financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day.

How to Redeem Shares

You may redeem all or part of your investment in the Fund on any day that the Fund is open for business, subject to

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certain restrictions described below. Redemption requests received by the Fund or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Fund or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

Additional Purchase and Redemption Information

Generally, all purchases must be made in cash. However, the Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Trust’s Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Trust’s Board of Trustees. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Shares of the Fund are purchased at the public offering price (its NAV plus any applicable sales charge). The Fund’s Distributor compensates financial intermediaries, including processing organizations, who sell shares of the funds. Compensation comes from sales charges, distribution fees and payments by Adviser, Distributor or their affiliates from their own resources.

Class C shares and Class I shares are not subject to a sales charge. The table below shows the amount of sales charge you would pay at different levels of investment for Class A shares and the commissions paid to financial intermediaries at each level of investment.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
[Under $25,000]	[5.75%]	[6.10%]	[5.00%]
[$25,000 to $49,999]	[5.00%]	[5.26%]	[4.25%]
[$50,000 to $99,999]	[4.75%]	[4.99%]	[4.00%]
[$100,000 to $249,999]	[3.75%]	[3.83%]	[3.25%]
[$250,000 to $499,999]	[2.50%]	[2.56%]	[2.00%]
[$500,000 to $999,999]	[2.00%]	[2.04%]	[1.75%]
[$1,000,000 and above]	[0.00%]	[0.00%]	See below

(1) Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A financial intermediary may receive commissions on purchases of Class A shares in excess of $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

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As shown, investors that purchase $1 million or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, such purchases may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase.

The sales charge on purchases of Class A shares is waived for certain types of investors as described in the Prospectus.

MANAGEMENT OF THE Trust

The Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Trust.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Year of Birth: [ ]	Trustee	Indefinite/ [ ] 2014 to present		[1]
Year of Birth: [ ]	Trustee	Indefinite/ [ ] 2014 to present		[1]
Year of Birth: [ ]	Trustee	Indefinite/ [ ] 2014 to present		[1]
Year of Birth: [ ]	Trustee	Indefinite/ [ ] 2014 to present		[1]

1 The mailing address of each Trustee is 4041 North High Street, Suite 402, Columbus, OH 43214.

2The Trust consists of the GMT International Equity Fund.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
David Bunstine Year of Birth: 1965	Trustee and President	Indefinite/ [ ] 2014 to present	Director, Beacon Hill Fund Services, Inc. since November 2013 to present; Director Citi Fund Services Ohio from 2008 to 2013.	[1]
[CCO] Year of Birth: [ ]	Chief Compliance Officer	Indefinite/ [ ] 2014 to present		[1]

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Trent Statczar Year of Birth: 1971	Treasurer	Indefinite/ [ ] 2014 to present	Director, Beacon Hill Fund Services, Inc., 2008 to present	[1]
Troy Sheets Year of Birth: 1971	Assistant Treasurer	Indefinite/ [ ] 2014 to present	Director, Beacon Hill Fund Services, Inc., 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 2002 to 2009	[1]
Becca Mastroianni Year of Birth: 1985	Secretary	Indefinite/ [ ] 2014 to present	Director, Beacon Hill Fund Services, Inc., April 2014 to present; Wealth Management Administrator, Budros, Ruhlin & Roe, 2011-2014; Senior Analyst, JPMorgan Asset Management, 2008-2011	[1]
[ASST SECRETARY] Year of Birth: [ ]	Assistant Secretary	Indefinite/ [ ] 2014 to present		[1]
[VICE PRESIDENT] Year of Birth: [ ]	Vice President	Indefinite/ [ ] 2014 to present		[1]

1 The mailing address of each officer is 4041 North High Street, Suite 402, Columbus, OH 43214.

2The Trust consists of the GMT International Equity Fund.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2014 in the Fund.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
David Bunstine	None	None
[Independent Trustee]	None	None
[Independent Trustee]	None	None
[Independent Trustee]	None	None
[Independent Trustee]	None	None

1The Trust consists of the GMT International Equity Fund

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust receive no compensation from the Fund. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended [ ], 2014 for the Trust is set forth in the following table.

Name of Trustee	Aggregate Compensation from the Fund	Total Compensation from the Trust[1]

David Bunstine	$0	$0
[Independent Trustee]	[$0]	[$0]
[Independent Trustee]	[$0]	[$0]
[Independent Trustee]	[$0]	[$0]
[Independent Trustee]	[$0]	[$0]

1The Trust consists of the GMT International Equity Fund.

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Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Four of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is [CHAIRMAN OF THE BOARD], who is an independent trustee. The Board has adopted Fund Governance Guidelines to provide guidance for effective leadership. The guidance sets forth criteria for Board membership, trustee orientation and continuing education and annual trustee evaluations. The Board reviews quarterly reports from the investment advisers providing management services to the Fund, as well as quarterly reports from the Chief Compliance Officer and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to the Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations. The Board reviews its structure and the structure of its committees annually.

The Trustees have delegated day to day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Fund’s CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure and the structure of its committees. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee (the “Committees”).

All of the independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer (“CCO”) and legal counsel, stay fully informed regarding management decisions. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year.

The Nominating and Governance Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees and reviews committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Committee holds at least one regularly scheduled meeting each fiscal year. All of the independent Trustees are members of the Committee.

Board Oversight of Risk

The Fund is subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers, subject to supervision by Fund Management. The Committees and the Board oversee efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Fund. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other

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factors, the Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Fund.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Fund. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

[INDEPENDENTS AND BACKGROUNDS]

David Bunstine, an interested person of the Trust, has served as a Trustee of the Trust since 2014. Mr. Bunstine serves as the President of the Trust and is currently a Director at Beacon Hill Fund Services, Inc. Mr. Bunstine has over twenty-seven years of experience in investment product servicing. His experience includes business development, relationship management, client services, operations, senior level management positions and serving in various officer capacities including President for several registered investment companies. Mr. Bunstine brings a unique perspective in his experience in the industry as well as his familiarity with the business of the Fund Administrator and Distributor.

CODE OF ETHICS

The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’s EDGAR web site http://www.sec.gov or by calling the Fund at [FUND PHONE NUMBER] (toll free).

DISTRIBUTION

Financial Intermediaries

The Fund may authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Fund may enter into agreements with financial intermediaries under which the Fund pay the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with BHIL Distributors, Inc. (“Distributor”). The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

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Distribution Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under this Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Fund’s average daily net assets attributable to the relevant class. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Fund may make other payments, such as contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients. From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund. Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund,

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to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges and payments to financial intermediaries as discussed above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Fund, the amount the Fund will receive as proceeds from such sales, or the amount of other expenses paid by the Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Adviser or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or Distributor or their respective affiliates.

The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

A person owning of record, for the benefit of others, more than 25% of a class of the Fund’s outstanding shares may be deemed to control the class or Fund. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of the date of this SAI, the Fund had not commenced operations. Therefore, no person owned more than 25% of a class of the Fund’s outstanding shares.

Management Ownership

As of the date of this SAI, the Fund had not commenced operations. None of the Trustees or officers own any of the shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

[ADVISER] is the adviser to the Fund. [ADVISER SHORT NAME] is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is located at [ADVISER ADDRESS]. As of [______, 2014], [ADVISER SHORT NAME] had $[___] billion in assets under management.

Under the terms of the Fund’s management agreement with the Adviser (“Management Agreement”), the Adviser subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for management services, the

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Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
GMT International Equity Fund	[___]%

The Management Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Fund they manage. The following table indicates for the Fund the dollar range of shares beneficially owned by the Fund’s portfolio manager, the principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments. None of these individuals own any shares of the Fund as of the date of this SAI.

Individual	Title		Dollar Range of Shares in the Fund
		None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
PM1	Portfolio Manager	X
PM2	Portfolio Manager	X
[PRESIDENT]	President	X
[CCO]	Chief Compliance Officer	X
[TREASURER]	Treasurer	X
[ASST TREASURER]	Assistant Treasurer	X
[SECRETARY]	Secretary	X
[ASST SECRETARY]	Assistant Secretary	X
[VICE PRESIDENT]	Vice President	X
All other Adviser employees (collectively)	N/A	X
Adviser’s Proprietary Investments	N/A	X

Other Portfolio Manager Information

[The portfolio manager is also responsible for managing other account portfolios in addition to the Fund.

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The portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of the Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

In some cases, another account managed by the same portfolio manager may compensate the Adviser based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for the Adviser to favor higher fee paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. The Adviser has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.

Another potential conflict could arise in instances in which securities considered as investments for the Fund is also appropriate investments for other investment accounts managed by the adviser. When a decision is made to buy or sell a security by the Fund and one or more of the other accounts, the adviser may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, they adviser employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. The Adviser has implemented specific policies and procedures to address any potential conflicts.

The following tables indicate the number of accounts and asset under management (in millions) for each type of account for the portfolio manager as of [            ].]

[PM#1], Portfolio Manager

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Total	[ ]	[ ]	[ ]	[ ]

[PM #2], Portfolio Manager

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Total	[ ]	[ ]	[ ]	[ ]

Portfolio Manager Compensation

[The Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers’ compensation consists of a competitive base salary. Incentive compensation consists of a direct share in the investment management fee revenues generated by the strategies he manages or co-manages. Such incentive compensation accrues over and above specific threshold amounts of investment management fee generation of each strategy.

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Incentive compensation is paid quarterly in arrears. A significant portion of such incentive compensation is subject to 3 year deferrals. All amounts deferred must be invested in funds managed or sub-advised by the firm. The amounts deferred equal approximately one year’s total compensation on a rolling basis.]

Trade Allocation

The Adviser manages accounts in addition to the Fund. When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction.

Fund Services

BNP Paribas, 51 West 52nd Street, New York, NY 10019, acting through its New York Branch, duly organized under the laws of France, and licensed by the New York State Department of Financial Services (the “Custodian”), serves as the custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board of Trustees. Assets of the Fund is not held by the Adviser or commingled with the assets of other accounts, except to the extent that securities may be held in the name of the Custodian, subcustodian or foreign custodians in a securities depository, clearing agency or omnibus customer account. The Custodian’s principal business address is.

Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214 provides compliance services, financial controls services and business management and governance services for the Fund. BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214, distributes shares of the Fund. BHIL Distributors, Inc. is an affiliate of Beacon Hill Fund Services, Inc.

BHIL Distributors, Inc. (“Distributor”), 4041 N. High Street, Columbus, OH 43214, provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers have no role in determining the Fund’s investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. The Trust in its discretion also may issue shares of the Fund otherwise than through Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Fund with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.

[TRANSFER AGENT] (“Transfer Agent”), [TA ADDRESS], serves as Transfer Agent.

SEI Investments Global Fund Services (“Fund Accountant”), One Freedom Valley Drive, Oaks, PA 19456, serves as Fund Accounting and Financial Administrator.

Independent Registered Public Accounting Firm

The firm of [BBD, LLP] has been selected as independent registered public accounting firm for the Fund for the fiscal year ending [          ], 2015. ________________ will perform an annual audit of the Fund’s financial statements and provides audit and tax services.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Fund is made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for the Fund taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of the Fund’s circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing the Fund with “best execution.”

In selecting qualified broker-dealers to execute brokerage transactions, the Adviser may consider broker-dealers who provide or procure for the Adviser brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Adviser’s clients and accounts under the management of the Adviser and may not benefit directly the Fund. Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Adviser the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full service brokers.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•	To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the President and Chief Compliance Officer of the Trust (the “CCO”).

The Fund will disclose its portfolio holdings quarterly, in its annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

The Fund makes portfolio holdings available, by request, 30 days after month end. Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund. The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund. The Fund discloses portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and

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prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Trust’s President and CCO. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (NAV) of the shares of the Fund is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) except for the following days on which the share price of the Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day;

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Fund is calculated (as defined in the Fund’s prospectus).

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.

Fixed income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

In the event an approved pricing service is unable to provide a readily available quotation, as outlined above, the fund accountant will contact the Adviser and ask them to provide an alternative source, such as a broker who covers the

27

security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fund’s Fair Value Committee (“FVC”).

Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the FVC using procedures set forth herein.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees (the “Board”).

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TAX CONSEQUENCES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.

The Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are subject to tax.  Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation under the Code.

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Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by the Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders.  Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of the Fund may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation. Should additional series, or funds, be created by the Trustees, the Fund would be treated as a separate tax entity for federal tax purposes.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with

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FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Fund and the Adviser’s interests will be resolved in the Fund’s favor pursuant to the Proxy Policy.

The Adviser’s proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o [TRANSFER AGENT], [TA ADDRESS] or by calling the Trust at [FUND PHONE NUMBER] (toll free). Information about how the Fund vote proxies relating to portfolio securities for each 12 month period ending June 30th will be available without charge, upon request, by calling the Trust at [FUND PHONE NUMBER] (toll free) and on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Fund’s audited financial statements will be incorporated by reference herein after each fiscal year end once the Fund commences operations.

APPENDIX A

Proxy Voting Policies and Procedures

[ADVISER]

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PART C
OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant’s Declaration of Trust is filed herewith.

(b) By-Laws. Copy of Registrant’s By-Laws are filed herewith.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts. Investment Advisory Contract to be filed by amendment.

(e) Underwriting Contracts. Distribution Agreement to be filed by amendment.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. To be filed by amendment.

(h) Other Material Contracts.

(h.1)	Transfer Agent Agreement. Transfer Agent Agreement to be filed by amendment.

(h.2)	Accounting Services Agreement. Accounting Services Agreement to be filed by amendment.

(h.3)	Administration Agreement. Administration Agreement to be filed by amendment.

(i) Legal Opinion and Consent. To be filed by amendment.

(j) Other Opinions. Auditor’s consent to be filed by amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor to be filed by amendment.

(m) Rule 12b-1 Plan. To be filed by amendment.

(n) Rule 18f-3 Plan. To be filed by amendment.

(o) Reserved.

(p) Code of Ethics.

(p.1)	Code of Ethics of the Registrant. To be filed by amendment.

(p.2)	Code of Ethics of the Adviser. To be filed by amendment.

(q) Powers of Attorney. To be filed by amendment.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

[ADVISER], [ADVISER ADDRESS] is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-[             ]. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

BHIL Distributors, Inc. (the “Underwriter”), 4041 N. High Street, Suite 402, Columbus OH 43214, is underwriter and distributor for the Registrant. As such, the Underwriter offers shares of the Fund only upon orders received therefor. The Fund continuously offers shares. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA.” The Underwriter is an indirect, wholly-owned subsidiary of Diamond Hill Investment Group.

(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

Diamond Hill Funds

Praxis Mutual Funds

Cook & Bynum Fund

Boston Trust and the Walden Funds

Advisers Investment Trust

(b) The Directors and Officers of the Underwriter are as follows:

Name	Address	Position with the Distributor	Position and Offices with Registrant
Brenda J. Bitterman	4041 N. High Street, Suite 402 Columbus, OH 43214	President	None

James F. Laird, Jr.	325 John H. McConnell Blvd. Suite 200, Columbus, OH 43215	Chief Financial Officer, Treasurer and Director	None

Christy L. Baker	4041 N. High Street, Suite 402 Columbus, OH 43214	Chief Compliance Officer	None

Dina A. Tantra	4041 N. High Street, Suite 402 Columbus, OH 43214	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 4041 N. High Street, Suite 402, Columbus, OH 43214 and/or by the Registrant’s transfer agent, [TA and TA Address], fund accounting agent, SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, PA 19456, and/or custodian, BNP Paribas, 51 West 52nd Street, New York, NY 10019, and the Registrant’s legal administration service provider, Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus, state of Ohio, on the 6th day of November, 2014.

Global Managers Trust

By:	/s/ David Bunstine
David Bunstine, Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David Bunstine	Trustee and President (Principal Executive Officer)	November 6, 2014

David Bunstine

/s/ Trent Statczar	Treasurer (Principal Financial Officer)	November 6, 2014

Trent Statczar

Exhibit Index

1.	Articles of Incorporation	Ex. 99.28.a

2.	By-Laws	Ex. 99.28.b